LONG TERM BORROWINGS (Tables)	12 Months Ended
Mar. 31, 2016
LONG TERM BORROWINGS
Schedule of long term borrowings

	As of March 31,
	2015	2016
Bank borrowings (1)	$—	$12,345
Long-term loans (2)	—	$217,122

	$—	$229,467

(1)

In December 2015, iKang Holding signed a 2-year loan framework agreement with China Merchants Bank to satisfy the daily operating need of the Shanghai clinics. The annual interest rate is 4.75%. In December 2015, iKang Holding borrowed a 2-year loan of $12,345 according to the framework agreement. Upon the fact that the nominal annual interest rate is equivalent to the required rate of return asked by the China Merchants Bank, the fair value of this outstanding long term borrowing as of March 31, 2016 was equal to the principal.

Interest expense incurred for the years ended March 31, 2016 was $145. The effective interest rate for the year ended March 31, 2016 was 4.75%.

(2)

In December 2015, a subsidiary of the Group entered into a series of agreements to issue certain long-term loans with principal amount totaling $217,122 (equivalent to RMB 1,400,000) to four third-party investors (“bond holders”) with terms vary from eighteen months to twenty-four months. According to the agreements, the Group agreed, by putting their best effort, to coordinate with its buyer group relating to its privatization process, to facilitate the long-term loans be converted into certain equity interest of the future listing vehicle at the then best price.

The interest rate is 5% but subject to adjustment based on the privatization proceeding. If the Group successfully completes the privatization before the maturity date of the long-term loans, and the bond holders decide to convert into the future listing vehicle’s shares, no interest will be charged; however, if the bond holders decide not to convert, the interest rate will be 5%. Furthermore, if the privatization is not completed before the maturity date of the long-term loans, or the Group fails to put their best effort to facilitate the bond holders convert the loan into shares, the interest rate will increase by 5%~20%.

It’s most probable, per management’s estimate, that the Group will complete the privatization and successfully arrange the terms to facilitate the bond holders’ conversion, and accordingly 5% interest rate is applied to calculate the interest expenses for the year ended March 31, 2016.

Interest expense incurred for the years ended March 31, 2015 and 2016 was nil and $2,869, respectively. The effective interest rate for the year ended March 31, 2016 was 5%.